CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION	42 Months Ended
Jun. 30, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION
NOTE K - CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION

The following condensed financial statements summarize the financial position of the Corporation as of June 30, 2011 (unaudited) and December 31, 2010 and 2009, and the results of its operations and its cash flows for the six months ended June 30, 2011 and 2010 (unaudited) and the years ended December 31, 2010, 2009 and 2008:

STATEMENT OF FINANCIAL CONDITION
For the six months ended June 30, 2011 (unaudited) and the December 31, 2010 and 2009
(In thousands)

	(Unaudited)	2010	2009
	June 30, 2011
ASSETS

Cash in Cheviot Savings Bank	$944	$8,015	$6,705
Cash and due from banks	35	32	33
Investment securities available for sale – at fair value	-	3,011	6,036
Loan receivable - ESOP	1,223	1,223	1,600
Investment in Cheviot Savings Bank	69,368	56,833	54,241
Accrued interest receivable on investments and interest-bearing deposits	-	12	20
Prepaid expenses and other assets	254	-	-
Prepaid federal income taxes	-	442	134

Total assets	$71,824	$69,568	$68,769

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$57	$70	$12
Accrued federal income taxes	309	-	-
Deferred federal income taxes	118	79	7
Total liabilities	484	149	19

Common stock	99	99	99
Additional paid-in capital	43,873	43,878	43,819
Shares acquired by stock benefit plans	(1,270)	(1,302)	(2,069)
Treasury stock	(12,859)	(12,860)	(12,828)
Retained earnings	41,294	40,655	40,109
Accumulated comprehensive loss,
Unrealized losses on securities available for sale, net of tax benefits	203	(1,051)	(380)

Total shareholders’ equity	$71,340	$69,419	$68,750

Total liabilities and shareholders’ equity	$71,824	$69,568	$68,769

STATEMENT OF EARNINGS
For the six months ended June 30, 2011 and 2010 (unaudited) and the year ended December 31, 2010, 2009 and 2008
(In thousands)

	(Unaudited)	(Unaudited)	At December 31,
	June 30, 2011	June 30, 2010	2010	2009	2008

Income
Interest income	$39	$93	$166	$68	$70
Equity in earnings of
Cheviot Savings Bank	1,625	1,101	2,429	1,218	1,528
Total income	1,664	1,194	2,595	1,286	1,598

General, administrative and other expense	297	123	849	245	240
Earnings before federal income tax benefits	1,367	1,071	1,746	1,041	1,358

Federal income tax benefits	(88)	(10)	(232)	(60)	(58)

Net earnings	$1,455	$1,081	$1,978	$1,101	$1,416

STATEMENT OF CASH FLOWS
Six months ended June 30, 2011 and the years ended December 31, 2010, 2009 and 2008
(In thousands)

	(Unaudited)	(Unaudited)	At December 31,
	June 30, 2011	June 30,2010	2010	2009	2008

Cash flows provided (used) by operating activities:
Net earnings for the year	$1,455	$1,081	$1,978	$1,101	$1,416
Amortization of premiums and discounts on investment securities, net	-	14	17	21	-
Equity in undistributed earnings of Cheviot Savings Bank	(1,652)	(1,580)	(2,901)	1,664	(2,143)
Amortization of expense related to stock benefit plans	18	390	730	706	715
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	12	(11)	8	(20)	-
Prepaid expenses and other assets	(253)	(32)	19	466	(466)
Accounts payable and other liabilities	(12)	(11)	58	(87)	4
Prepaid federal income taxes
Current	750	(10)	(308)	(59)	(62)
Deferred	42	-	75	-	-
Net cash provided (used) by operating activities	360	(159)	(324)	3,792	(536)

Cash flows provided (used) by investing activities:
Purchase of investment securities – available for sale	-	(7,000)	(6,999)	(8,039)	-
Proceeds from maturity of investment securities – available for sale	3,000	4,000	10,000	2,000	-
Cash paid for acquisition, net of cash received	(9,622)	-	-	-	-
Net cash flows provided (used) by investing activities	(6,622)	(3,000)	3,001	(6,039)	-

Cash flows used in financing activities:
Stock option expense, net	10	86	96	248	245
Treasury stock repurchases	-	(32)	(32)	(29)	(725)
Dividends paid	(816)	(747)	(1,432)	(1,268)	(1,153)
Net cash used in financing activities	(806)	(693)	(1,368)	(1,049)	(1,633)

Net increase (decrease) in cash and cash equivalents	(7,068)	(3,852)	1,309	(3,296)	(2,169)

Cash and cash equivalents at beginning of year	8,047	6,738	6,738	10,034	12,203

Cash and cash equivalents at end of year	$979	$2,886	$8,047	$6,738	$10,034